RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS

NOTE Q - RELATED-PARTY TRANSACTIONS

Prior to the Merger, the Company,  in the normal course of its operations, engaged in transactions with certain of its stockholders or their affiliates. On a monthly basis, the Company paid its majority stockholder a fee in exchange for advisory, investment banking, management, consulting, and financial planning services provided on an ongoing basis. Total management fees paid to or accrued for the majority stockholder for the years ended December 31, 2019 and 2018 totaled $557,000 and $550,000, respectively. Management fees for the majority stockholder was suspended in 2020, as such, no management fees were incurred in 2020.

As discussed in Note R below, the Company has entered into various agreements with AerLine, a consolidated VIE through August 31, 2018, and its subsidiaries, XTRA Airways and Songbird, which was legally owned by the Chairman and Vice Chairman of the Company.